Restructuring	3 Months Ended
Mar. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
In the three months ended March 31, 2025, a restructuring charge of $39.3 million (March 31, 2024: $nil) was recorded in the Condensed Consolidated Statement of Operations under a restructuring plan reflecting a workforce reduction.

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Restructuring charges	$39,346	$—
Total	$39,346	$—
At March 31, 2025, a total liability of $52.0 million (December 31, 2024: $31.5 million) was recorded on the Condensed Consolidated Balance Sheet relating to restructuring activities.

	Three Months Ended	Year Ended
	March 31, 2025	December 31, 2024
	(in thousands)
Opening provision	$31,474	$6,999
Charge during the period	39,346	76,392
Utilization	(18,820)	(51,917)
Closing provision	$52,000	$31,474
The closing provision of $52.0 million (December 31, 2024: $31.5 million) reflects:
(1) $48.5 million (December 31, 2024: $27.7 million) of personnel related liabilities as a result of the workforce reduction; all of which have been classified as short-term within Other Liabilities, and
(2) $3.5 million (December 31, 2024: $3.8 million) of facilities related liabilities of which $1.3 million (December 31, 2024: $1.4 million) is included within Other Liabilities and $2.2 million (December 31, 2024: $2.4 million) is included within Non-Current Other Liabilities.